Net loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Net loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net loss attributable to ordinary shareholders — basic	(12,953,998)	(9,107,940)	(3,806,790)
Net loss attributable to ordinary shareholders — diluted	(12,953,998)	(9,107,940)	(3,806,790)

Denominator:
Weighted average number of shares — basic	2,419,668,247	2,735,034,034	2,804,767,889
Weighted average number of shares — diluted	2,419,668,247	2,735,034,034	2,804,767,889

Basic net loss per share attributable to ordinary shareholders	(5.35)	(3.33)	(1.36)

Diluted net loss per share attributable to ordinary shareholders	(5.35)	(3.33)	(1.36)